UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06718

BNY Mellon Investment Funds VII, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	07/31
Date of reporting period:	01/31/2023

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Short Term Income Fund

SEMI-ANNUAL REPORT January 31, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from August 1, 2022, through January 31, 2023, as provided by David Bowser, CFA, Scott Zaleski, CFA and Gautam Khanna, CFA, Portfolio Managers at Insight North America LLC (INA), an affiliate of BNY Mellon Investment Adviser, Inc.

Market and Fund Performance Overview

For the six-month period ended January 31, 2023, BNY Mellon Short Term Income Fund’s (the “fund”) Class A shares produced a total return of .36%, Class D shares produced a total return of .36%, Class I shares produced a total return of .46% and Class Y shares produced a total return of .57%.1 In comparison, the fund’s benchmark, the ICE BofA 1-5 Year U.S. Corporate/Government Index (the “Index”), produced a total return of −.66% for the same period.2

Bonds remained under pressure during the reporting period from rising inflation and hawkish activity on the part of the U.S. Federal Reserve (the “Fed”) and other central banks. The fund outperformed the Index largely due to favorable spread and duration positioning.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent, as determined by the fund’s sub-adviser. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), floating-rate loans (limited to up to 20% of the fund’s net assets) and other floating-rate securities and foreign bonds. Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

For additional yield, the fund may invest up to 35% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent, as determined by the fund’s sub-adviser. The fund will focus primarily on U.S. securities but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.

Inflation Drives Yields Higher

Rapidly increasing inflationary pressures caused by rising commodity prices and a tight labor market generally drove bond yields higher during the first three months of the reporting period, causing bond prices to decline (bond yields and prices typically move in opposite directions). The level and persistence of inflationary pressures prompted the Fed to continue implementing the aggressive series of rate hikes it began in March 2022, raising rates by an additional 2.00% during the reporting period, with additional increases expected in 2023. The yield curve, which began the period with the two-year Treasury rate exceeding the 10-year Treasury rate, remained inverted throughout the period, a condition widely viewed as a precursor to a recession. Credit spreads widened amid fears of a marked economic slowdown. (Credit spreads refer to the comparative yields of bonds of different credit quality but the same maturity.)

Although fears of a recession continued to roil markets from November 2022 through January 2023, mounting evidence of slowing economic growth raised hopes that the Fed might reduce the pace of further rate increases. Indeed, after several consecutive .75% rate hikes, the central bank’s final rate increase of the period in December was .50%. Credit spreads tightened mildly on improved risk sentiment, and Treasury yields eased, with the 10-year rate declining from 4.22% on November 7, 2023, to 3.52% as of January 31, 2023. Shorter-term rates proved more persistent, with the 2-year Treasury yield easing from 4.72% to 4.21% over the same timeframe. For the period as a whole, short-term U.S. bond price performance proved mixed, with Treasury bonds and some corporate issues losing ground. However, spread product tended to outperform, particularly during the second half of the period as hopes of less hawkish policies from the Fed outweighed lingering geopolitical uncertainties, and as asset flows into fixed-income securities increased.

Fund Performance Benefits from Spread and Duration Positioning

The fund’s performance relative to the Index benefited from an underweight duration position amid rising rates. Overweight exposure to spread product further bolstered relative performance, largely during the second half of the period. Specifically, the fund held positions in corporate investment-grade and high-yield securities in areas such as banking, gaming, energy, aerospace & defense and automobiles. Other spread positions further enhanced relative returns, including collateralized loan obligations (CLOs), Yankee bonds (issued by foreign entities), asset-backed securities (ABS) and emerging markets securities. Relatively few positions detracted from relative performance, the most notable being the fund’s yield curve positioning in November 2022, when underweight exposure to the five-year part of the curve versus the two-year part of the curve slightly undermined relative returns.

During the period, derivatives such as forwards and futures were used to hedge currency and duration risk within the portfolio. The fund’s duration hedges contributed positively to performance, while currency hedges had a neutral effect. The fund also used credit default swaps and interest rate derivatives to hedge volatility, with a marginally positive effect on performance.

Seeking to Increase Yield While Controlling Risk

While inflation remains persistent, particularly in the services sector, and further Fed rate hikes are likely in the coming months, we believe the Fed is approaching the end of the current cycle of rate hikes, with further increases likely to be driven by inflation data rather than programmatic policy positions. Such conditions should continue to support select areas of the fixed-income markets.

As of January 31, 2023, we continue to position the fund with underweight duration exposure in the expectation of further Fed rate hikes. We also continue to maintain the fund’s overweight exposure to spread product, while looking to reduce positions as they approach our estimation of fair market value. Among corporate sectors, we continue to favor banks, where we believe spreads remain wider than warranted by fundamentals; aerospace & defense, which provides a hedge against geopolitical risk; autos, which continue to recover from supply-chain disruptions and a pandemic-related fall-off in demand; energy, where commodity prices remain high due to persistent supply/demand imbalances; and gaming, particularly in China, which is beginning to reopen in the wake of the country’s

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

“zero-COVID-19” policy. Conversely, we have reduced the fund’s exposure to real estate and ABS, and have begun to trim CLOs, high yield and emerging markets positions. As always, rather than focusing on macroeconomic drivers in selecting securities, we continue to emphasize individual company and security fundamentals, relying on bottom-up analysis to evaluate each potential investment.

February 15, 2023

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment returns fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 1, 2023, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2  Source: Lipper Inc. — The ICE BofA 1-5 Year U.S. Corporate/Government Index tracks the performance of U.S. dollar-denominated, investment-grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, including all securities with a remaining term to final maturity of less than five years. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. The fixed-income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Short Term Income Fund from August 1, 2022 to January 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2023

	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.28	$2.98	$2.02	$2.02
Ending value (after expenses)	$1,003.60	$1,003.60	$1,004.60	$1,005.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2023

	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.31	$3.01	$2.04	$2.04
Ending value (after expenses)	$1,021.93	$1,022.23	$1,023.19	$1,023.19
†

Expenses are equal to the fund’s annualized expense ratio of .65% for Class A, .59% for Class D, .40% for Class I, .40% for Class Y and multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6%
Aerospace & Defense - .7%
Raytheon Technologies Corp., Sr. Unscd. Notes		3.20	3/15/2024	300,000		294,963
The Boeing Company, Sr. Unscd. Notes		2.20	2/4/2026	550,000		508,712
					803,675
Agriculture - .3%
Philip Morris International, Inc., Sr. Unscd. Notes		0.88	5/1/2026	350,000		312,239
Asset-Backed Certificates - 7.5%
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2		5.30	6/21/2028	100,000	[b]	99,516
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1		1.69	7/15/2060	347,465	[b]	314,351
CF Hippolyta Issuer LLC, Ser. 2021-1A, Cl. A1		1.53	3/15/2061	260,053	[b]	229,525
CLI Funding VI LLC, Ser. 2020-1A, Cl. A		2.08	9/18/2045	140,230	[b]	124,501
CLI Funding VI LLC, Ser. 2020-3A, Cl. A		2.07	10/18/2045	239,417	[b]	213,311
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	282,463	[b]	203,325
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	300,000	[b]	270,094
DataBank Issuer, Ser. 2021-2A, CI. A2		2.40	10/25/2051	350,000	[b]	311,136
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	221,062	[b]	193,322
Flexential Issuer, Ser. 2021-1A, Cl. A2		3.25	11/27/2051	305,000	[b]	276,652
FREED ABS Trust, Ser. 2021-3FP, CI. B		1.01	11/20/2028	206,521	[b]	204,774
Hilton Grand Vacations Trust, Ser. 2022-2A, CI. A		4.30	1/25/2037	91,844	[b]	89,578
HPEFS Equipment Trust, Ser. 2021-2A, CI. C		0.88	9/20/2028	500,000	[b]	475,859
Marlette Funding Trust, Ser. 2022-3A, Cl. A		5.18	11/15/2032	88,194	[b]	87,633
MMAF Equipment Finance LLC, Ser. 2018-A, Cl. A4		3.39	1/10/2025	29,912	[b]	29,853
MVW LLC, Ser. 2020-1A, Cl. A		1.74	10/20/2037	87,989	[b]	81,578
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1		1.91	10/20/2061	1,125,000	[b]	981,487

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Asset-Backed Certificates - 7.5% (continued)
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A		1.75	9/14/2035	350,000	[b]	312,422
Pagaya AI Debt Selection Trust, Ser. 2021-3, Cl. A		1.15	5/15/2029	164,164	[b]	161,177
Purewest Funding LLC, Ser. 2021-1, Cl. A1		4.09	12/22/2036	328,388	[b]	313,828
Textainer Marine Containers VII Ltd., Ser. 2020-2A, CI. A		2.10	9/20/2045	448,817	[b]	402,843
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A		1.68	2/20/2046	296,333	[b]	256,619
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. A		3.53	5/17/2037	631,279	[b]	610,820
Trinity Rail Leasing LLC, Ser. 2020-2A, Cl. A1		1.83	11/19/2050	200,935	[b]	185,834
TRP, Ser. 2021-2, Cl. A		2.15	6/19/2051	301,526	[b]	265,265
TRP LLC, Ser. 2021-1, Cl. A		2.07	6/19/2051	292,413	[b]	253,573
Upstart Securitization Trust, Ser. 2021-4, Cl. A		0.84	9/20/2031	181,580	[b]	176,518
Vantage Data Centers LLC, Ser. 2020-2A, CI. A2		1.99	9/15/2045	414,000	[b]	352,750
Verizon Master Trust, Ser. 2021-1, Cl. C		0.89	5/20/2027	500,000		469,813
Verizon Master Trust, Ser. 2022-5, CI. A1A		3.72	7/20/2027	142,000		140,230
					8,088,187
Asset-Backed Certificates/Auto Receivables - 16.8%
Ally Auto Receivables Trust, Ser. 2022-1, Cl. A3		3.31	11/15/2026	371,000		363,706
AmeriCredit Automobile Receivables Trust, Ser. 2019-1, Cl. C		3.36	2/18/2025	287,646		286,361
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C		1.59	10/20/2025	350,000		339,654
AmeriCredit Automobile Receivables Trust, Ser. 2022-1, CI. A2		2.05	1/20/2026	47,621		47,102
AmeriCredit Automobile Receivables Trust, Ser. 2022-2, Cl. B		4.81	4/18/2028	214,000		212,383
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A		2.33	8/20/2026	240,000	[b]	225,159
Bank of The West Auto Trust, Ser. 2019-1, Cl. B		2.76	1/15/2025	300,000	[b]	296,215
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	400,000	[b]	289,607

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Asset-Backed Certificates/Auto Receivables - 16.8% (continued)
Capital One Prime Auto Receivables Trust, Ser. 2022-1, CI. A2		0.32	2/18/2025	20,090		19,882
Capital One Prime Auto Receivables Trust, Ser. 2022-2, CI. A3		3.66	5/17/2027	302,000		296,380
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C		2.60	6/16/2025	315,000		309,455
CarMax Auto Owner Trust, Ser. 2019-4, Cl. B		2.32	7/15/2025	475,000		462,611
CarMax Auto Owner Trust, Ser. 2021-3, Cl. C		1.25	5/17/2027	500,000		449,862
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. A3		0.44	6/9/2025	155,169		153,345
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C		1.32	11/9/2026	425,000		371,713
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	156,112		143,726
Carvana Auto Receivables Trust, Ser. 2021-P1, Cl. B		1.19	1/11/2027	230,000		203,697
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B		1.98	2/10/2028	125,000		109,667
Carvana Auto Receivables Trust, Ser. 2022-P3, CI. C		5.54	11/10/2028	238,000		223,643
CPS Auto Receivables Trust, Ser. 2021-D, Cl. B		1.09	10/15/2027	525,000	[b]	509,837
Drive Auto Receivables Trust, Ser. 2020-1, Cl. C		2.36	3/16/2026	14,139		14,125
Drive Auto Receivables Trust, Ser. 2021-2, Cl. B		0.58	12/15/2025	277,718		274,858
DT Auto Owner Trust, Ser. 2020-1A, Cl. C		2.29	11/17/2025	131,211	[b]	130,746
DT Auto Owner Trust, Ser. 2021-2A, Cl. B		0.81	1/15/2027	675,000	[b]	665,514
Enterprise Fleet Financing LLC, Ser. 2022-3, CI. A2		4.38	7/20/2029	96,000	[b]	94,448
Exeter Automobile Receivables Trust, Ser. 2021-2A, CI. B		0.57	9/15/2025	157,044		156,189
Exeter Automobile Receivables Trust, Ser. 2021-2A, Cl. C		0.98	6/15/2026	475,000		459,504
Exeter Automobile Receivables Trust, Ser. 2021-3A, Cl. B		0.69	1/15/2026	313,950		309,569
Exeter Automobile Receivables Trust, Ser. 2022-3A, Cl. B		4.86	12/15/2026	254,000		251,238
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. B	CAD	1.87	6/15/2026	450,000	[b]	318,708
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3	CAD	5.40	9/15/2028	626,000	[b]	481,073

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Asset-Backed Certificates/Auto Receivables - 16.8% (continued)
Ford Credit Auto Owner Trust, Ser. 2018-2, Cl. A		3.47	1/15/2030	129,000	[b]	127,985
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B		1.49	4/15/2033	375,000	[b]	334,145
Ford Credit Auto Owner Trust, Ser. 2022-C, CI. C		5.22	3/15/2030	325,000		326,885
GM Financial Automobile Leasing Trust, Ser. 2021-1, Cl. C		0.70	2/20/2025	500,000		487,633
GM Financial Automobile Leasing Trust, Ser. 2021-3, Cl. B		0.76	7/21/2025	500,000		474,708
GM Financial Consumer Automobile Receivables Trust, Ser. 2020-4, Cl. B		0.73	3/16/2026	300,000		277,505
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. B	CAD	1.69	11/20/2025	550,000	[b]	411,970
GMF Canada Leasing Trust, Ser. 2021-1A, Cl. B	CAD	1.26	5/20/2026	850,000	[b]	622,792
Hertz Vehicle Financing LLC, Ser. 2021-1A, CI. A		1.21	12/26/2025	650,000	[b]	605,272
Honda Auto Receivables Owner Trust, Ser. 2019-4, CI. A3		1.83	1/18/2024	74,727		74,512
Hyundai Auto Receivables Trust, Ser. 2022-C, CI. A4		5.52	10/16/2028	333,000		343,643
MBarc Credit Canada, Inc., Ser. 2021-AA, Cl. A3	CAD	0.93	2/17/2026	325,000	[b]	237,157
Mercedes-Benz Auto Lease Trust, Ser. 2020-B, Cl. A4		0.50	6/15/2026	300,000		298,451
Nissan Auto Receivables Owner Trust, Ser. 2022-A, Cl. A2		1.32	11/15/2024	124,216		122,545
OSCAR US Funding Trust IX LLC, Ser. 2018-2A, Cl. A4		3.63	9/10/2025	35,748	[b]	35,611
OSCAR US Funding Trust VIII LLC, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	27,915	[b]	27,877
OSCAR US Funding XIII LLC, Ser. 2021-2A, Cl. A4		1.27	9/11/2028	600,000	[b]	543,871
PenFed Auto Receivables Owner Trust, Ser. 2022-A, CI. C		4.83	12/15/2028	1,000,000	[b]	984,830
Santander Consumer Auto Receivables Trust, Ser. 2020-BA, Cl. C		1.29	4/15/2026	210,000	[b]	202,324
Santander Drive Auto Receivables Trust, Ser. 2020-2, Cl. C		1.46	9/15/2025	33,475		33,389
Santander Drive Auto Receivables Trust, Ser. 2021-4, CI. C		1.26	2/16/2027	260,000		248,494
Santander Drive Auto Receivables Trust, Ser. 2022-5, CI. C		4.74	10/16/2028	306,000		302,848

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Asset-Backed Certificates/Auto Receivables - 16.8% (continued)
Santander Retail Auto Lease Trust, Ser. 2020-A, Cl. C	2.08	3/20/2024	425,893	[b]	424,386
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B	1.18	1/22/2024	100,000	[b]	99,685
Tesla Auto Lease Trust, Ser. 2021-A, CI. C	1.18	3/20/2025	275,000	[b]	263,567
Tesla Auto Lease Trust, Ser. 2021-A, Cl. A3	0.56	3/20/2025	300,000	[b]	292,705
Toyota Auto Receivables Owner Trust, Ser. 2020-D, Cl. A3	0.35	1/15/2025	32,854		32,318
Toyota Auto Receivables Owner Trust, Ser. 2022-D, CI. A3	5.30	9/15/2027	514,000		523,266
Volkswagen Auto Lease Trust, Ser. 2022-A, Cl. A3	3.44	7/21/2025	100,000		98,128
Westlake Automobile Receivables Trust, Ser. 2021-1A, Cl. C	0.95	3/16/2026	510,000	[b]	490,916
Westlake Automobile Receivables Trust, Ser. 2021-2A, CI. B	0.62	7/15/2026	250,000	[b]	242,295
Westlake Automobile Receivables Trust, Ser. 2021-2A, Cl. A2A	0.32	4/15/2025	141,555	[b]	140,275
				18,201,965
Automobiles & Components - 2.1%
Ford Motor Credit Co., Sr. Unscd. Notes	2.30	2/10/2025	290,000		269,267
General Motors Financial Co., Sr. Unscd. Notes	1.70	8/18/2023	300,000		294,311
General Motors Financial Co., Sr. Unscd. Notes	2.35	2/26/2027	400,000		359,199
Mercedes-Benz Finance North America LLC, Gtd. Notes	0.75	3/1/2024	650,000	[b]	621,306
Stellantis Finance US, Inc., Gtd. Notes	1.71	1/29/2027	330,000	[b]	291,147
Volkswagen Group of America Finance LLC, Gtd. Notes	1.25	11/24/2025	500,000	[b]	452,223
				2,287,453
Banks - 7.8%
Banco Santander Mexico SA, Sr. Unscd. Notes	5.38	4/17/2025	200,000	[b]	200,683
Banco Santander SA, Sr. Unscd. Notes	1.85	3/25/2026	600,000		541,724
Bank of America Corp., Jr. Sub. Notes, Ser. JJ	5.13	6/20/2024	192,000	[c,d]	187,200
Bank of America Corp., Jr. Sub. Notes, Ser. X	6.25	9/5/2024	196,000	[d]	196,368
Bank of America Corp., Sr. Unscd. Notes	0.98	9/25/2025	700,000		652,924

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Banks - 7.8% (continued)
Barclays PLC, Sr. Unscd. Notes	3.93	5/7/2025	300,000		294,052
BNP Paribas SA, Sr. Unscd. Notes	2.22	6/9/2026	325,000	[b]	303,100
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.30	4/7/2025	650,000		629,286
Citigroup, Inc., Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	600,000	[d]	556,585
Credit Agricole SA, Sub. Notes	4.38	3/17/2025	600,000		587,444
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	500,000	[b]	457,420
Credit Suisse Group AG, Sr. Unscd. Notes	6.37	7/15/2026	350,000	[b]	339,953
ING Groep NV, Sr. Unscd. Notes	3.55	4/9/2024	280,000		275,339
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	614,000	[d]	597,499
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	445,000		445,152
KeyBank NA, Sr. Unscd. Notes	4.15	8/8/2025	310,000		306,580
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	270,000		273,148
Morgan Stanley, Sr. Unscd. Notes	6.14	10/16/2026	300,000		309,151
The Goldman Sachs Group, Inc., Jr. Sub. Notes, Ser. T	3.80	5/10/2026	350,000	[d]	306,854
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	0.93	10/21/2024	660,000		637,704
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.67	10/28/2025	379,000		384,185
				8,482,351
Chemicals - 1.1%
Celanese US Holdings LLC, Gtd. Notes	5.90	7/5/2024	300,000		301,806
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	200,000		202,716
MEGlobal Canada ULC, Gtd. Notes	5.00	5/18/2025	300,000		298,130
Nutrien Ltd., Sr. Unscd. Notes	1.90	5/13/2023	100,000		99,120
SPCM SA, Sr. Unscd. Notes	3.13	3/15/2027	250,000	[b]	220,410
The Sherwin-Williams Company, Sr. Unscd. Notes	4.05	8/8/2024	48,000		47,468
				1,169,650
Collateralized Loan Obligations Debt - 6.9%
Antares Ltd. CLO, Ser. 2020-1A, Cl. A1R, 3 Month LIBOR +1.46%	6.28	10/23/2033	350,000	[b,e]	341,174
Arbor Realty Commercial Real Estate Notes Ltd. CLO, Ser. 2021-FL4, Cl. A, 1 Month LIBOR +1.35%	5.80	11/15/2036	365,000	[b,e]	363,561
Bain Capital Credit Ltd. CLO, Ser. 2020-3A, Cl. A1R, 3 Month LIBOR +1.16%	5.98	10/23/2034	360,000	[b,e]	355,439

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Collateralized Loan Obligations Debt - 6.9% (continued)
Ballyrock Ltd. CLO, Ser. 2020-2A, Cl. A1R, 3 Month LIBOR +1.01%	5.82	10/20/2031	275,000	[b,e]	272,733
Carlyle US Ltd. CLO, Ser. 2017-1A, Cl. A1R, 3 Month LIBOR +1.00%	5.81	4/20/2031	500,000	[b,e]	494,404
Cent 21 Ltd. CLO, Ser. 2014-21A, Cl. A1R3, 3 Month LIBOR +0.97%	5.78	7/27/2030	303,225	[b,e]	300,395
Columbia Cent 30 Ltd. CLO, Ser. 2020-30A, Cl. A1, 3 Month LIBOR +1.31%	6.12	1/20/2034	330,000	[b,e]	326,185
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, 3 Month LIBOR +0.97%	5.80	4/15/2031	275,000	[b,e]	272,198
Dryden 83 Ltd. CLO, Ser. 2020-83A, Cl. B, 3 Month LIBOR +1.60%	6.39	1/18/2032	600,000	[b,e]	586,937
Madison Park Funding XXVII Ltd. CLO, Ser. 2018-27A, Cl. A1A, 3 Month LIBOR +1.03%	5.84	4/20/2030	300,000	[b,e]	298,254
Madison Park Funding XXX Ltd. CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +0.75%	5.54	4/15/2029	357,680	[b,e]	354,663
Magnetite XIX Ltd. CLO, Ser. 2017-19A, Cl. AR, 3 Month LIBOR +1.05%	5.84	4/17/2034	325,000	[b,e]	319,945
Magnetite XVII Ltd. CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%	5.91	7/20/2031	325,000	[b,e]	322,970
MF1 Ltd. CLO, Ser. 2021-FL7, CI. AS, 1 Month LIBOR +1.45%	5.92	10/16/2036	500,000	[b,e]	483,084
MF1 Ltd. CLO, Ser. 2022-FL8, CI. AS, 1 Month SOFR +1.75%	6.06	2/19/2037	375,000	[b,e]	364,034
Neuberger Berman Loan Advisers 40 Ltd. CLO, Ser. 2021-40A, Cl. B, 3 Month LIBOR +1.40%	6.19	4/16/2033	400,000	[b,e]	390,708
RIN IV Ltd. CLO, Ser. 2021-1A, CI. A, 3 Month LIBOR +1.30%	6.11	4/20/2033	250,000	[b,e]	247,269
Symphony XV Ltd. CLO, Ser. 2014-15A, Cl. BR3, 3 Month LIBOR +1.55%	6.34	1/17/2032	550,000	[b,e]	534,487
Symphony XXIV Ltd. CLO, Ser. 2020-24A, Cl. A, 3 Month LIBOR +1.20%	6.02	1/23/2032	300,000	[b,e]	298,021
Thompson Park CLO, Ser. 2021-1A, CI. A1, 3 Month LIBOR +1.00%	5.79	4/15/2034	350,000	[b,e]	344,257
Voya Ltd. CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%	5.85	4/15/2031	150,000	[b,e]	148,420
				7,419,138

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Commercial Mortgage Pass-Through Certificates - 8.0%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	275,752	[b]	269,179
Bank, Ser. 2020-BN25, Cl. A2	2.76	1/15/2063	335,000		320,389
BSREP Commercial Mortgage Trust, Ser. 2021-DC, Cl. C, 1 Month LIBOR +1.55%	6.01	8/15/2038	500,000	[b,e]	452,423
BXHPP Trust, Ser. 2021-FILM, Cl. B, 1 Month LIBOR +0.90%	5.36	8/15/2036	450,000	[b,e]	421,127
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	5.53	12/15/2037	500,000	[b,e]	497,648
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. B, 1 Month LIBOR +1.25%	5.71	11/15/2036	675,000	[b,e]	658,791
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. C, 1 Month LIBOR +1.75%	6.21	6/15/2034	694,754	[b,e]	650,799
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	270,000		257,130
Commercial Mortgage Trust, Ser. 2014-CR20, Cl. A3	3.33	11/10/2047	177,650		170,495
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	465,181		448,380
GS Mortgage Securities Corp. Trust, Ser. 2019-70P, Cl. B, 1 Month LIBOR +1.32%	5.78	10/15/2036	560,000	[b,e]	531,426
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%	5.46	11/15/2036	379,013	[b,e]	373,831
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A3	7.16	2/1/2068	500,000		499,998
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C30, Cl. A4	3.55	7/15/2048	341,122		328,989
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C17, Cl. A4	3.44	8/15/2047	345,007		336,515
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A	2.97	12/15/2038	172,355	[b]	161,067
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1	2.28	4/25/2061	537,189	[b]	477,986
Towd Point Mortgage Trust, Ser. 2023-1, CI. A1	3.75	1/25/2063	110,000	[b]	104,867
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	518,258	[b]	505,266
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	322,910	[b]	303,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Commercial Mortgage Pass-Through Certificates - 8.0% (continued)
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	384,239		369,526
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A2	2.50	6/15/2053	300,000		283,885
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, 1 Month LIBOR +1.15%	5.61	2/15/2040	181,804	[b,e]	174,749
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	41,838		41,613
				8,639,840
Consumer Discretionary - 1.6%
Caesars Entertainment, Inc., Sr. Scd. Notes	6.25	7/1/2025	500,000	[b]	498,574
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	9,000	[b]	9,169
Caesars Entertainment, Inc., Sr. Unscd. Notes	8.13	7/1/2027	270,000	[b]	274,343
Lennar Corp., Gtd. Notes	4.50	4/30/2024	600,000		596,223
Marriott International, Inc., Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	58,000		59,011
Scientific Games International, Inc., Gtd. Notes	7.00	5/15/2028	275,000	[b]	272,621
				1,709,941
Consumer Staples - .1%
Newell Brands, Inc., Sr. Unscd. Notes	6.38	9/15/2027	79,000	[c]	79,501
Diversified Financials - 4.0%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	700,000		629,496
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	500,000		450,043
Air Lease Corp., Sr. Unscd. Notes	3.38	7/1/2025	625,000		597,882
Ally Financial, Inc., Jr. Sub. Notes, Ser. B	4.70	5/15/2026	400,000	[d]	330,250
Ally Financial, Inc., Sr. Unscd. Notes	4.75	6/9/2027	330,000	[c]	319,897
Capital One Financial Corp., Sub. Notes	4.20	10/29/2025	650,000		636,405
Discover Financial Services, Sr. Unscd. Notes	3.75	3/4/2025	450,000		437,088
Mamoura Diversified Global Holding Ltd., Gtd. Notes	2.50	11/7/2024	320,000		307,216
SLM Corp., Sr. Unscd. Notes	4.20	10/29/2025	635,000		592,833
				4,301,110
Energy - 5.4%
Aker BP ASA, Sr. Unscd. Notes	3.00	1/15/2025	325,000	[b]	311,590

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Energy - 5.4% (continued)
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	5.88	3/31/2025	585,000		590,843
CVR Energy, Inc., Gtd. Bonds	5.25	2/15/2025	280,000	[b]	270,502
Enbridge, Inc., Gtd. Notes	1.60	10/4/2026	500,000		447,055
Enbridge, Inc., Gtd. Notes	2.50	1/15/2025	300,000		285,950
Energean Israel Finance Ltd., Sr. Scd. Notes	4.50	3/30/2024	275,000	[b]	268,950
Energy Transfer LP, Sr. Unscd. Notes	2.90	5/15/2025	500,000		477,248
Energy Transfer LP, Sr. Unscd. Notes	5.55	2/15/2028	266,000		270,672
Enterprise Products Operating LLC, Gtd. Notes	5.05	1/10/2026	136,000		138,025
EQT Corp., Sr. Unscd. Notes	3.13	5/15/2026	500,000	[b]	468,225
EQT Corp., Sr. Unscd. Notes	5.68	10/1/2025	67,000		67,159
Marathon Petroleum Corp., Sr. Unscd. Notes	3.63	9/15/2024	300,000		294,671
Parkland Corp., Gtd. Notes	5.88	7/15/2027	875,000	[b]	840,394
Petroleos Mexicanos, Gtd. Notes	4.25	1/15/2025	1,000,000		958,515
Pioneer Natural Resources Co., Sr. Unscd. Notes	1.13	1/15/2026	150,000		135,739
				5,825,538
Food Products - .2%
MARB BondCo PLC, Gtd. Bonds	3.95	1/29/2031	260,000	[b]	205,134
Foreign Governmental - .5%
Hungary, Sr. Unscd. Notes	6.13	5/22/2028	200,000	[b]	207,267
Romania, Sr. Unscd. Notes	6.63	2/17/2028	300,000	[b]	311,505
				518,772
Health Care - 2.0%
AbbVie, Inc., Sr. Unscd. Notes	3.80	3/15/2025	450,000		441,538
Elevance Health, Inc., Sr. Unscd. Notes	5.35	10/15/2025	155,000		157,560
HCA, Inc., Gtd. Notes	5.38	2/1/2025	300,000		301,264
Illumina, Inc., Sr. Unscd. Notes	5.75	12/13/2027	96,000		99,262
Royalty Pharma PLC, Gtd. Notes	1.20	9/2/2025	325,000		294,940
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.20	9/23/2026	300,000		286,879
Tenet Healthcare Corp., Sr. Scd. Notes	4.88	1/1/2026	300,000		292,537
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	3.15	10/1/2026	331,000		297,384
				2,171,364
Industrial - .7%
General Electric Co., Jr. Sub. Debs., Ser. D, 3 Month LIBOR +3.33%	8.10	6/15/2023	755,000	[d,e]	755,189

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Insurance - 2.0%
Allianz SE, Jr. Sub. Bonds		3.20	10/30/2027	400,000	[b,d]	323,040
Berkshire Hathaway, Inc., Sr. Unscd. Notes	EUR	0.15	3/12/2025	875,000		888,847
Jackson Financial, Inc., Sr. Unscd. Notes		1.13	11/22/2023	410,000		396,884
Prudential Financial, Inc., Jr. Sub. Notes		5.63	6/15/2043	600,000		597,729
					2,206,500
Materials - 2.2%
Ardagh Metal Packaging Finance USA LLC, Sr. Scd. Notes		6.00	6/15/2027	500,000	[b]	499,255
Ball Corp., Gtd. Notes		5.25	7/1/2025	575,000		572,835
Berry Global, Inc., Sr. Scd. Notes		1.57	1/15/2026	175,000		158,265
Crown Americas LLC, Gtd. Notes		4.75	2/1/2026	190,000		185,865
Sealed Air Corp., Sr. Scd. Notes		1.57	10/15/2026	1,075,000	[b]	946,227
					2,362,447
Metals & Mining - .3%
Anglo American Capital PLC, Gtd. Notes		3.63	9/11/2024	300,000	[b]	292,769
Municipal Securities - .6%
California Health Facilities Financing Authority, Revenue Bonds		0.95	6/1/2025	300,000		277,597
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C		1.33	11/1/2025	75,000		69,083
Washington University, Revenue Bonds, Refunding, Ser. B		0.73	4/1/2026	325,000		292,015
					638,695
Real Estate - 3.7%
Brixmor Operating Partnership LP, Sr. Unscd. Notes		2.25	4/1/2028	355,000		305,267
Equinix, Inc., Sr. Unscd. Notes		1.00	9/15/2025	430,000		388,658
ERP Operating LP, Sr. Unscd. Notes		3.38	6/1/2025	650,000		630,514
GLP Capital LP, Gtd. Notes		5.38	4/15/2026	710,000		710,131
Kimco Realty OP LLC, Gtd. Notes		3.85	6/1/2025	235,000		227,421
Realty Income Corp., Sr. Unscd. Notes		5.05	1/13/2026	112,000		112,321
SBA Tower Trust, Asset Backed Notes		1.84	4/15/2027	500,000	[b]	434,055
SBA Tower Trust, Asset Backed Notes		1.88	1/15/2026	275,000	[b]	247,463
SBA Tower Trust, Asset Backed Notes		2.84	1/15/2025	650,000	[b]	614,939

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Real Estate - 3.7% (continued)
WPC Eurobond BV, Gtd. Notes	EUR	1.35	4/15/2028	300,000		280,732
					3,951,501
Retailing - 1.0%
7-Eleven, Inc., Sr. Unscd. Notes		0.80	2/10/2024	500,000	[b]	478,145
Autozone, Inc., Sr. Unscd. Notes		3.63	4/15/2025	300,000		293,290
CK Hutchison Europe Finance 18 Ltd., Gtd. Bonds	EUR	1.25	4/13/2025	300,000		308,163
					1,079,598
Semiconductors & Semiconductor Equipment - .2%
TSMC Arizona Corp., Gtd. Notes		1.75	10/25/2026	240,000		217,372
Supranational Bank - .6%
The African Export-Import Bank, Sr. Unscd. Notes		4.13	6/20/2024	300,000		294,123
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	350,000		348,921
					643,044
Technology Hardware & Equipment - .4%
Dell International LLC, Sr. Unscd. Notes		5.45	6/15/2023	106,000		106,133
Hewlett Packard Enterprise Co., Sr. Unscd. Notes		1.45	4/1/2024	300,000	[c]	288,353
					394,486
Telecommunication Services - .7%
Millicom International Cellular SA, Sr. Unscd. Notes		5.13	1/15/2028	180,000	[b]	160,507
T-Mobile USA, Inc., Gtd. Notes		2.25	2/15/2026	300,000		278,475
T-Mobile USA, Inc., Gtd. Notes		3.50	4/15/2025	300,000		291,438
					730,420
Transportation - .3%
Canadian Pacific Railway Co., Gtd. Notes		1.35	12/2/2024	385,000		361,938
U.S. Government Agencies Collateralized Mortgage Obligations - 1.7%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3541, Cl. KB		4.00	6/15/2024	42,212	[f]	41,855
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091 Cl. KC		3.00	8/15/2040	70,150	[f]	68,007
Federal Home Loan Mortgage Corp., REMIC, Ser. 4838, Cl. VA		4.00	3/15/2036	366,764	[f]	359,290
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA		1.00	7/15/2039	493,020	[f]	450,846
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU		2.50	5/25/2060	106,901	[f]	98,947

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 1.7% (continued)
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1	3.50	11/25/2028	60,267	[f]	58,231
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP	3.00	3/25/2033	62,467	[f]	60,541
Government National Mortgage Association, Ser. 2011-H23, Cl. HA	3.00	12/20/2061	5,309		5,067
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	709,786		722,348
				1,865,132
U.S. Government Agencies Collateralized Municipal-Backed Securities - .0%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%	6.31	1/25/2051	48,736	[b,e,f]	46,206
U.S. Government Agencies Mortgage-Backed - .1%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029			98,294	[f]	93,993
Federal National Mortgage Association:
2.00%, 3/1/2023			2,416	[f]	2,421
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031			2,006		2,116
7.50%, 11/20/2029-12/20/2030			1,736		1,809
				100,339
U.S. Treasury Securities - 13.5%
U.S. Treasury Bonds	6.25	8/15/2023	2,015,000		2,029,379
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +0.03%	4.68	7/31/2023	1,070,000	[e]	1,070,173
U.S. Treasury Notes	1.13	2/28/2027	3,550,000		3,211,641
U.S. Treasury Notes	2.00	2/15/2025	200,000		191,559
U.S. Treasury Notes	2.88	5/31/2025	4,100,000		3,992,695
U.S. Treasury Notes	3.13	8/31/2027	1,530,000		1,497,039
U.S. Treasury Notes	3.88	11/30/2027	625,000		632,227
U.S. Treasury Notes	4.13	10/31/2027	1,430,000		1,459,745
U.S. Treasury Notes	4.25	10/15/2025	550,000		554,243
				14,638,701
Utilities - 4.6%
American Electric Power Co., Jr. Sub. Notes	2.03	3/15/2024	170,000		164,313
Dominion Energy, Inc., Sr. Unscd. Notes	3.90	10/1/2025	575,000		564,069

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Utilities - 4.6% (continued)
DTE Energy Co., Sr. Unscd. Notes	4.22	11/1/2024	207,000		204,664
Duke Energy Corp., Sr. Unscd. Notes	2.65	9/1/2026	300,000		280,699
Enel Finance America LLC, Gtd. Notes	7.10	10/14/2027	200,000	[b]	214,495
Entergy Corp., Sr. Unscd. Notes	0.90	9/15/2025	500,000		449,576
Evergy Missouri West, Inc., First Mortgage Bonds	5.15	12/15/2027	855,000	[b]	870,137
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.26	9/1/2024	82,000		81,324
NRG Energy, Inc., Sr. Scd. Notes	2.00	12/2/2025	600,000	[b]	539,885
Pacific Gas & Electric Co., First Mortgage Bonds	3.25	2/16/2024	600,000		589,045
The AES Corp., Sr. Unscd. Notes	1.38	1/15/2026	300,000		270,581
The AES Corp., Sr. Unscd. Notes	3.30	7/15/2025	300,000	[b]	286,458
Xcel Energy, Inc., Sr. Unscd. Notes	1.75	3/15/2027	500,000		450,174
				4,965,420
Total Bonds and Notes (cost $110,068,885)			105,465,615
	Annualized Yield (%)
Short-Term Investments - .6%
U.S. Government Securities
U.S. Treasury Bills (cost $647,463)	2.86	3/23/2023	650,000	[g]	645,992
	1-Day Yield (%)		Shares
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,344,708)	4.41		1,344,708	[h]	1,344,708

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $135,750)	4.41	135,750	[h] 135,750
Total Investments (cost $112,196,806)		99.6%	107,592,065
Cash and Receivables (Net)		0.4%	454,159
Net Assets		100.0%	108,046,224

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

CAD—Canadian Dollar

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $42,357,269 or 39.2% of net assets.

c Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $450,797 and the value of the collateral was $467,732, consisting of cash collateral of $135,750 and U.S. Government & Agency securities valued at $331,982. In addition, the value of collateral may include pending sales that are also on loan.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Asset Backed Securities	24.3
Financial	17.5
Government	15.8
Mortgage Securities	9.8
Collateralized Loan Obligations	6.9
Energy	5.4
Consumer, Cyclical	4.8
Utilities	4.6
Industrial	4.0
Consumer, Non-cyclical	2.5
Investment Companies	1.4
Basic Materials	1.3
Communications	.7
Technology	.6
99.6

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 7/31/2022	Purchases ($)†	Sales ($)	Value ($) 1/31/2023	Dividends/ Distributions ($)
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.3%	9,970,569	19,898,045	(28,523,906)	1,344,708	25,828
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .1%	1,545,600	52,756,913	(54,166,763)	135,750	6,493	††
Total - 1.4%	11,516,169	72,654,958	(82,690,669)	1,480,458	32,321

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	43	3/31/2023	8,808,362	8,842,883	34,521
U.S. Treasury 5 Year Notes	90	3/31/2023	9,753,982	9,831,797	77,815
Futures Short
Canadian 10 Year Bond	3	3/22/2023	280,795[a]	284,679	(3,884)
Euro-Bobl	7	3/8/2023	911,373[a]	892,659	18,714
U.S. Treasury 10 Year Notes	4	3/22/2023	455,516	458,063	(2,547)
Gross Unrealized Appreciation				131,050
Gross Unrealized Depreciation				(6,431)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Swaption Receiver Markit iTraxx Europe Index Series 38, Payer 3 Month Fixed Rate of 1.00% terminating on 12/20/2027, Contracts 5,200,000, Citigroup Global Markets Inc.	0.78	3/15/2023	5,200,000	[b]EUR	(9,441)
Swaption Receiver Markit iTraxx Europe Index Series 38, Payer 3 Month Fixed Rate of 1.00% terminating on 12/20/2027, Contracts 5,400,000, Goldman Sachs & Co. LLC	0.80	3/15/2023	5,400,000	[b]EUR	(12,427)
Swaption Receiver Markit iTraxx Europe Index Series 38, Payer 3 Month Fixed Rate of 1.00% terminating on 12/20/2027, Contracts 5,200,000, Citigroup Global Markets Inc.	0.90	2/15/2023	5,200,000	[b]EUR	(26,701)
Put Options:
Swaption Payer Markit iTraxx Europe Index Series 38, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2027, Contracts 5,200,000, Citigroup Global Markets Inc.	0.78	3/15/2023	5,200,000	[b]EUR	(18,236)

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options:(continued)
Swaption Payer Markit iTraxx Europe Index Series 38, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2027, Contracts 5,400,000, Goldman Sachs & Co. LLC	0.80	3/15/2023	5,400,000	[b]EUR	(16,428)
Swaption Payer Markit iTraxx Europe Index Series 38, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2027, Contracts 5,200,000, Citigroup Global Markets Inc.	0.90	2/15/2023	5,200,000	[b]EUR	(1,992)
Total Options Written (premiums received $100,510)					(85,225)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

b Exercise price is referenced as basis points.

EUR—Euro

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	1,626,147	Euro	1,504,484	3/3/2023	(12,738)
Citigroup Global Markets Inc.
United States Dollar	2,665,101	Canadian Dollar	3,577,177	3/3/2023	(23,968)
Gross Unrealized Depreciation					(36,706)

See notes to financial statements.

Centrally Cleared Credit Default Swaps
Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
Markit iTraxx Europe Index Series 38, Received Fixed Rate of 1.00% 3 Month	12/20/2027	5,435,750	56,480	(75,113)	131,593

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)
Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[3]
Markit iTraxx Europe Crossover Index Series 38, Paid Fixed Rate of 5.00% 3 Month	12/20/2027	1,304,580	(51,443)	64,043	(115,486)
Markit CDX North America Investment Grade Index Series 39, Paid Fixed Rate of 1.00% 3 Month	12/20/2027	5,000,000	(68,691)	(42,136)	(26,555)
Gross Unrealized Appreciation				131,593
Gross Unrealized Depreciation				(142,041)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $450,797)—Note 1(c):
Unaffiliated issuers	110,716,348	106,111,607
Affiliated issuers	1,480,458	1,480,458
Cash denominated in foreign currency	336,394	338,201
Interest and securities lending income receivable		448,797
Cash collateral held by broker—Note 4		396,190
Receivable for investment securities sold		321,767
Receivable for shares of Common Stock subscribed		57,878
Receivable for futures variation margin—Note 4		22,731
Tax reclaim receivable—Note 1(b)		1,225
Prepaid expenses		32,610
		109,211,464
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		21,408
Cash overdraft due to Custodian		112,981
Payable for investment securities purchased		512,578
Liability for securities on loan—Note 1(c)		135,750
Payable for shares of Common Stock redeemed		98,031
Outstanding options written, at value (premiums received $100,510)—Note 4		85,225
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		36,706
Payable for swap variation margin—Note 4		4,962
Directors’ fees and expenses payable		2,375
Other accrued expenses		155,224
		1,165,240
Net Assets ($)		108,046,224
Composition of Net Assets ($):
Paid-in capital		126,066,799
Total distributable earnings (loss)		(18,020,575)
Net Assets ($)		108,046,224

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	243,261	101,806,502	5,947,093	49,368
Shares Outstanding	25,460	10,656,626	621,917	5,165
Net Asset Value Per Share ($)	9.55	9.55	9.56	9.56

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2023 (Unaudited)

Investment Income ($):
Income:
Interest	1,642,378
Dividends from affiliated issuers	25,828
Income from securities lending—Note 1(c)	6,493
Total Income	1,674,699
Expenses:
Management fee—Note 3(a)	166,621
Shareholder servicing costs—Note 3(b)	160,347
Professional fees	104,290
Registration fees	46,144
Prospectus and shareholders’ reports	9,801
Chief Compliance Officer fees—Note 3(b)	7,946
Custodian fees—Note 3(b)	3,834
Directors’ fees and expenses—Note 3(c)	3,023
Loan commitment fees—Note 2	1,947
Miscellaneous	32,762
Total Expenses	536,715
Less—reduction in expenses due to undertaking—Note 3(a)	(206,972)
Less—reduction in fees due to earnings credits—Note 3(b)	(5,334)
Net Expenses	324,409
Net Investment Income	1,350,290
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,321,573)
Net realized gain (loss) on futures	(500,463)
Net realized gain (loss) on options transactions	7,590
Net realized gain (loss) on forward foreign currency exchange contracts	50,232
Net realized gain (loss) on swap agreements	39,238
Net Realized Gain (Loss)	(1,724,976)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	679,779
Net change in unrealized appreciation (depreciation) on futures	56,545
Net change in unrealized appreciation (depreciation) on options transactions	15,285
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	4,901
Net change in unrealized appreciation (depreciation) on swap agreements	(10,448)
Net Change in Unrealized Appreciation (Depreciation)	746,062
Net Realized and Unrealized Gain (Loss) on Investments	(978,914)
Net Increase in Net Assets Resulting from Operations	371,376

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022[a]
Operations ($):
Net investment income	1,350,290	1,755,045
Net realized gain (loss) on investments	(1,724,976)	(1,031,101)
Net change in unrealized appreciation (depreciation) on investments	746,062	(7,338,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	371,376	(6,614,972)
Distributions ($):
Distributions to shareholders:
Class A	(13,136)	(4,277)
Class D	(1,443,850)	(2,113,684)
Class I	(84,571)	(17,145)
Class Y	(732)	(195)
Total Distributions	(1,542,289)	(2,135,301)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	122,318	1,651,246
Class D	3,757,793	18,550,198
Class I	659,154	6,563,996
Class Y	-	50,000
Distributions reinvested:
Class A	12,444	4,109
Class D	1,261,847	1,930,166
Class I	83,837	16,943
Class P	-	1,989
Cost of shares redeemed:
Class A	(1,518,779)	(549)
Class D	(8,988,609)	(36,259,329)
Class I	(711,278)	(619,284)
Class P	-	(316,713)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(5,321,273)	(8,427,228)
Total Increase (Decrease) in Net Assets	(6,492,186)	(17,177,501)
Net Assets ($):
Beginning of Period	114,538,410	131,715,911
End of Period	108,046,224	114,538,410

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022[a]
Capital Share Transactions (Shares):
Class A
Shares sold	13,056	171,244
Shares issued for distributions reinvested	1,321	427
Shares redeemed	(160,531)	(57)
Net Increase (Decrease) in Shares Outstanding	(146,154)	171,614
Class Db
Shares sold	397,333	1,848,040
Shares issued for distributions reinvested	133,736	192,838
Shares redeemed	(951,491)	(3,654,073)
Net Increase (Decrease) in Shares Outstanding	(420,422)	(1,613,195)
Class Ib
Shares sold	69,904	681,490
Shares issued for distributions reinvested	8,874	1,763
Shares redeemed	(75,391)	(64,723)
Net Increase (Decrease) in Shares Outstanding	3,387	618,530
Class Y
Shares sold	-	5,165
Net Increase (Decrease) in Shares Outstanding	-	5,165
Class Pb
Shares issued for distributions reinvested	-	194
Shares redeemed	-	(31,088)
Net Increase (Decrease) in Shares Outstanding	-	(30,894)

[a]

On May 6, 2022, the fund commenced offering Class A, Class I and Class Y shares and Class P shares converted into Class D shares, Class P shares of the fund were terminated as a separate class of shares.

[b]

During the period ended July 31, 2022, 7,803 Class D shares representing $74,906 were exchanged for 7,795 Class I shares and 1,932 Class P shares representing $18,730 were exchanged for 1,937 Class D shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	January 31, 2023	Year Ended
(Unaudited)		July 31, 2022[a]
Per Share Data ($):
Net asset value, beginning of period	9.64	9.67
Investment Operations:
Net investment income (loss)[b]	.11	(.00)[c]
Net realized and unrealized gain (loss) on investments	(.07)	.00[c]
Total from Investment Operations	.04	.00[c]
Distributions:
Dividends from net investment income	(.13)	(.03)
Net asset value, end of period	9.55	9.64
Total Return (%)[d]	.36[e]	.13[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[f]	1.17[f]
Ratio of net expenses to average net assets	.65[f]	.65[f]
Ratio of net investment income to average net assets	2.39[f]	.(20)[f]
Portfolio Turnover Rate	27.85[e]	43.43
Net Assets, end of period ($ x 1,000)	243	1,655

a From May 6, 2022 (commencement of initial offering) to July 31, 2022.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class D Shares	January 31, 2023	Year Ended July 31,
(Unaudited)		2022[a]	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	9.65	10.35	10.38	10.16	10.10	10.39
Investment Operations:
Net investment income[b]	.12	.14	.16	.22	.25	.17
Net realized and unrealized gain (loss) on investments	(.09)	(.67)	.02	.25	.10	(.23)
Total from Investment Operations	.03	(.53)	.18	.47	.35	(.06)
Distributions:
Dividends from net investment income	(.13)	(.16)	(.19)	(.25)	(.21)	(.19)
Dividends from net realized gain on investments	-	(.01)	(.02)	-	(.08)	(.04)
Total Distributions	(.13)	(.17)	(.21)	(.25)	(.29)	(.23)
Net asset value, end of period	9.55	9.65	10.35	10.38	10.16	10.10
Total Return (%)	.36[c]	(5.15)	1.78	4.66	3.53	(.56)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[d]	1.27	1.19	1.16	1.07	1.05
Ratio of net expenses to average net assets	.59[d]	.64	.65	.65	.65	.65
Ratio of net investment income to average net assets	2.42[d]	1.43	1.53	2.18	2.48	1.70
Portfolio Turnover Rate	27.85[c]	43.43	127.20[e]	98.18[e]	143.61	134.82
Net Assets, end of period ($ x 1,000)	101,807	106,861	131,395	129,876	137,065	141,674

a Effective May 6, 2022, Class P shares converted into Class D shares, terminate Class P shares as a separate class of shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended July 31, 2021 and 2020 were 112.23% and 84.31%, respectively.

See notes to financial statements.

Six Months Ended
Class I Shares	January 31, 2023	Year Ended
(Unaudited)		July 31, 2022[a]
Per Share Data ($):
Net asset value, beginning of period	9.66	9.67
Investment Operations:
Net investment income[b]	.12	.00[c]
Net realized and unrealized gain (loss) on investments	(.08)	.03
Total from Investment Operations	.04	.03
Distributions:
Dividends from net investment income	(.14)	(.04)
Net asset value, end of period	9.56	9.66
Total Return (%)	.46[d]	.29[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[e]	.95[e]
Ratio of net expenses to average net assets	.40[e]	.40[e]
Ratio of net investment income to average net assets	2.63[e]	.20[e]
Portfolio Turnover Rate	27.85[d]	43.43
Net Assets, end of period ($ x 1,000)	5,947	5,973

a From May 6, 2022 (commencement of initial offering) to July 31, 2022.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	January 31, 2023	Year Ended
(Unaudited)		July 31, 2022[a]
Per Share Data ($):
Net asset value, beginning of period	9.65	9.67
Investment Operations:
Net investment income[b]	.13	.01
Net realized and unrealized gain (loss) on investments	(.08)	.01
Total from Investment Operations	.05	.02
Distributions:
Dividends from net investment income	(.14)	(.04)
Net asset value, end of period	9.56	9.65
Total Return (%)	.57[c]	.19[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76[d]	.95[d]
Ratio of net expenses to average net assets	.40[d]	.40[d]
Ratio of net investment income to average net assets	2.63[d]	.58[d]
Portfolio Turnover Rate	27.85[c]	43.43
Net Assets, end of period ($ x 1,000)	49	50

a From May 6, 2022 (commencement of initial offering) to July 31, 2022.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Short Term Income Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VII, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class D shares are sold at net asset value per share generally to institutional investors and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swaps are valued by a Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	26,290,152	-	26,290,152
Collateralized Loan Obligations	-	7,419,138	-	7,419,138
Commercial Mortgage-Backed	-	8,639,840	-	8,639,840
Corporate Bonds	-	45,308,640	-	45,308,640
Foreign Governmental	-	518,772	-	518,772
Investment Companies	1,480,458	-	-	1,480,458

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Investments in Securities:†(continued)
Municipal Securities	-	638,695	-	638,695
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,865,132	-	1,865,132
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	46,206	-	46,206
U.S. Government Agencies Mortgage-Backed	-	100,339	-	100,339
U.S. Treasury Securities	-	15,284,693	-	15,284,693
Other Financial Instruments:
Futures††	131,050	-	-	131,050
Swap Agreements††	-	131,593	-	131,593
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(36,706)	-	(36,706)
Futures††	(6,431)	-	-	(6,431)
Options Written	-	(85,225)	-	(85,225)
Swap Agreements††	-	(142,041)	-	(142,041)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2023, BNY Mellon earned $885 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risk associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Debt Risk: The fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry or country.

Collaterlized Debt Obligations (“CDO”) Risk: The risks of an investment in a CDO, including a Collaterlized Bank Obligations or collateralized loan obligations (“CLO”), depend largely on the type of the collateral and the tranche of the CDO in which the fund invests. CDO tranches can experience substantial losses due to actual defaults, increased

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CDO securities as an asset class. In addition to the normal risks associated with credit-related securities discussed elsewhere in this prospectus (e.g., interest rate risk and default risk), investments in CDOs may be more volatile, less liquid and more difficult to price than other types of investments.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $11,089,548 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2022. The fund has $4,432,020 of short-term capital losses and $6,657,528 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2022 was as follows: ordinary income $2,135,301. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.

The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the LIBOR would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR.

In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848.

Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024 (“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.

Management had evaluated the impact of Topic 848 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management has no concerns in adopting Topic 848 by FASB Sunset Date. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2023, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 1, 2022 through December 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .40% of the value of the fund’s average daily net assets. On or after December 1, 2023, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $206,972 during the period ended January 31, 2023.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser paid the Sub-Adviser a monthly fee at an annual rate of .15% of the value of the fund’s average daily net assets.

During the period ended January 31, 2023, the Distributor retained $1 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A shares and .20% of the value of the average daily net assets of Class D shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The

Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2023, Class A and Class D shares were charged $1,224 and $104,357 respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2023, the fund was charged $26,775 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5,334.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2023, the fund was charged $3,834 pursuant to the custody agreement.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2023, the fund was charged $1,620 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2023, the fund was charged $7,946 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $27,417, Shareholder Services Plan fees of $17,292, Custodian fees of $4,900, Chief Compliance Officer fees of $5,443 and Transfer Agent fees of $9,676, which are offset against an expense reimbursement currently in effect in the amount of $43,320.

(c) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, forward contracts, options and swap agreements, during the period ended January 31, 2023, amounted to $32,581,815 and $28,003,347, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. The SEC recently adopted Rule 18f-4 under the Act, which, effective August 18, 2022, regulates the use of derivatives transactions for certain funds registered under the Act. The fund's derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.

Each type of derivative instrument that was held by the fund during the period ended January 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2023 are set forth in the Statement of Investments.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, credit, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Purchase and write options on swaps (“swaptions”) are used primarily to preserve a return or spread on a particular investment or portion of the fund holdings. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Options written open at January 31, 2023 are set forth in the Statement of Investments. As of January 31, 2023, there was no options purchased outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2023 are set forth in the Statement of Investments.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Swap Agreements, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at January 31, 2023 are set forth in the Statement of Investments.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2023 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	131,050	[1]	Interest rate risk	(6,431)	[1]
Foreign exchange risk	-		Foreign exchange risk	(36,706)	[2]
Credit risk	131,593	[3]	Credit risk	(227,266)	[3,4]
Gross fair value of derivative contracts	262,643			(270,403)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[3]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap
Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[4]			Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2023 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	(500,463)		7,654		-		-		(492,809)
Foreign exchange	-		-		50,232		-		50,232
Credit	-		(64)		-		39,238		39,174
Total	(500,463)		7,590		50,232		39,238		(403,403)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	56,545		-		-		-		56,545
Foreign exchange	-		-		4,901		-		4,901
Credit	-		15,285		-		(10,448)		4,837
Total	56,545		15,285		4,901		(10,448)		66,283

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net change in unrealized appreciation (depreciation) on futures.
[6]	Net change in unrealized appreciation (depreciation) on options transactions.
[7]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net change in unrealized appreciation (depreciation) on swap agreements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At January 31, 2023, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	131,050	(6,431)
Options	-	(85,225)
Forward contracts	-	(36,706)
Swaps	131,593	(142,041)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	262,643	(270,403)
Derivatives not subject to
Master Agreements	(262,643)	148,472
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(121,931)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2023:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Capital, Inc.	(12,738)		-	-	(12,738)
Citigroup Global Markets Inc.	(80,338)		-	-	(80,338)
Goldman Sachs & Co. LLC	(28,855)		-	-	(28,855)
Total	(121,931)		-	-	(121,931)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2023:

Average Market Value ($)
Interest rate futures	27,987,453
Interest rate options contracts	2,256
Forward contracts	6,311,141
Credit options contracts	62,175

The following summarizes the average notional value of swap agreements outstanding during the period ended January 31, 2023:

Average Notional Value ($)
Credit default swap agreements	6,007,999

At January 31, 2023, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $4,511,991, consisting of $1,338,698 gross unrealized appreciation and $5,850,689 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on August 1-2, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class D shares with the performance of a group of retail no-load short investment-grade debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional short investment-grade debt funds (the “Performance Universe”), all for various periods ended June 30, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load short investment-grade debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except the four-year period when the fund’s total return performance was at the Performance Group median. The Board also considered that the fund’s yield performance was above the Performance Group and Performance Universe medians for six of the ten one-year periods ended June 30th. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that, effective in May 2022, the fund implemented certain changes to its investment parameters and appointed a new additional primary portfolio manager.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s classes of shares (excluding shareholder services fees, taxes, interest expenses, brokerage commissions, commitment

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

fees on borrowings and extraordinary expenses) exceed .40% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board agreed to closely monitor performance and determined to approve renewal of the Agreements only through the first quarter of 2023.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements through the first quarter of 2023.

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For More Information

BNY Mellon Short Term Income Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A:BYSAX Class D:DSTIX Class I:BYSIX Class Y:BYSYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 0083SA0123

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VII, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 23, 2023

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: March 22, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)